Income Taxes - Components of Company's Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Vessels and equipment	$ 73,750	$ 58,825
Tax losses carried forward	427,656	427,443
Other	32,012	64,194
Total deferred tax assets	533,418	550,462
Deferred tax liabilities:
Vessels and equipment	19,555	26,503
Long-term debt	22,008	33,764
Other	30,519	40,117
Total deferred tax liabilities	72,082	100,384
Net deferred tax assets	461,336	450,078
Valuation allowance	(442,504)	(421,343)
Net deferred tax assets	$ 18,832	$ 28,735